PROVISION FOR EMPLOYEE BENEFITS - Additional information (Details) - TRY (₺)				12 Months Ended
	Jan. 01, 2022	Mar. 24, 2021	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
PROVISION FOR EMPLOYEE BENEFITS
Retirement period based on service				25 years
Retirement period based on service for women				20 years
Qualify for post-employment benefits (in years)				58 years
Qualify for post-employment benefits (in years)				60 years
Maximum termination benefits for each year				₺ 8,284.51	₺ 7,117.17
Maximum amount considered in the calculations of reserve	₺ 10,848.59		₺ 7,638.96
Percentage of cash settlement clause		20.00%
Minimum percentage of shares sold in IPO		20.00%
Vesting Start Period		18 months
Remaining percentage of share-based payment plan		20.00%
Minimum Percentage of Business Plans to be Achieved		90.00%
Expense from cash-settled share-based payment transactions				121,200,000
Fair value of restricted stock units that vested				85,270,000
Tranche 1
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause		20.00%
Tranche 2
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause		20.00%
Tranche 3
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause		20.00%
Website development costs
PROVISION FOR EMPLOYEE BENEFITS
Personnel bonus provision related to direct employee costs capitalized				₺ 13,753,000